Inventory	6 Months Ended
Jun. 30, 2023
Inventory
Inventory

11) Inventory

The following table presents the inventory as of June 30, 2023 and December 31, 2022:

(U.S. Dollars in thousands)	At June 30, 2023	At December 31, 2022
Lubricating oil	$3,096	$3,245
Bunkers	—	2,514
Total inventory	$3,096	$5,759